Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenue:
Revenues	$ 67,346	$ 61,259
Revenues - related party (Note 3)	36,052	33,632
Total Revenues	103,398	94,891
Expenses:
Voyage expenses	2,411	3,636
Voyage expenses - related party (Note 3)	206	161
Vessel operating expenses	27,636	24,076
Vessel operating expenses - related party (Note 3)	5,863	7,532
General and administrative expenses (Note 3)	3,173	2,890
Depreciation and amortization	29,412	28,743
Operating income	34,697	27,853
Other income / (expense), net:
Interest expense and finance cost	(9,525)	(9,457)
Other income	1,088	662
Total other expense, net	(8,437)	(8,795)
Net income and comprehensive income	26,260	19,058
Preferred unit holders' interest in Partnership's net income	5,628	8,004
General Partner's interest in Partnership's net income	411	216
Common unit holders' interest in Partnership's net income	$ 20,221	$ 10,838
Net income per (Note 8):
Common unit (basic and diluted)	$ 0.18	$ 0.12
Weighted-average units outstanding:
Common units (basic and diluted)	110,427,242	88,494,025